Other Accounts Payables (Details)) - ILS (₪)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payables and accrued expenses (Including NIS 420,000 to a shareholder)	₪ 532,437
Prepaid Revenue		139,500
Credit balances to related parties (see Note 15)	1,489,342	1,779,161
Shareholders (see Note 15)	797,768	780,924
Other Accounts Payables	₪ 2,819,547	₪ 2,699,585